Other Gains (Losses) - Net (Details) - Schedule of Other Gains (Losses) - Net - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Other Gains (Losses) - Net [Abstract]
Net currency exchange (losses) gains	$ (5,028,955)	$ 160,502
(Losses) gains on financial assets and liabilities at fair value through profit or loss	(2,729,466)	616,686
Gain on reversal of accounts payables		68,165
Gain (loss) on disposal of property, plant and equipment	73	(257)
Other losses	(33,894)	(78,640)
Total other gains (loss) net	$ (7,792,242)	$ 766,456